Income tax and social contribution - Realization of deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 28,800	R$ 25,420	R$ 8,987
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,760	6,355	2,247
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,760	6,355	2,247
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,760	6,355	2,247
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,760	6,355	2,246
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 5,760	R$ 0	R$ 0